ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

(5) ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31,
	2014	2015
Accounts receivable	300,623,051	242,081,504
Allowance for doubtful accounts	(4,991,223)	(6,519,594)
Accounts receivable, net	295,631,828	235,561,910

 The following table presents movements in the allowance for doubtful accounts:

	December 31,
	2013	2014	2015
Balance at the beginning of year	1,503,621	2,254,798	4,991,223
Additions	2,650,128	5,256,461	7,504,977
Write-offs	(1,898,952)	(2,520,036)	(5,976,606)
Balance at the end of year	2,254,797	4,991,223	6,519,594

The write-offs in 2013, 2014 and 2015 consisted of a combination of accounts receivable from individual and corporate customers and travel suppliers.